Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements

	Current Period
	Number	£000's
Brought Forward	517,070	53,937,413
Replenishment	0	0
Repurchased	(3,258)	(486,436)
Redemptions	(4,003)	(520,842)
Losses	(33)	(952)
Capitalised Interest	0	2,400	( * see below )
Other Movements	0	0
Carried Forward	509,776	52,931,583

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,980,065	190,098,419
Repurchased	(682,765)	(62,592,516)
Redemptions	(901,277)	(81,253,519)
Losses	(1,438)	(45,482)
Capitalised Interest	0	325,467	( * see above )
Other Movements	0	0
Carried Forward	509,776	52,931,583

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates ( ** see below )
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	0.97%	10.99%
3 Month	2.48%	9.55%
12 Month	12.20%	12.20%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	0.90%	9.25%
3 Month	3.41%	12.01%
12 Month	13.52%	13.52%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.87%	20.25%
3 Month	5.89%	21.56%
12 Month	25.71%	25.71%
** These rates have been calculated as per the method defined in the prospectus.
Asset Profiles
Weighted Average Seasoning	47.39	Months
Weighted Average Loan size	£103,833.02
Weighted Average LTV	68.12%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI) *ax HPI) *	64.70%		Original Loan and Indexed Original Valuation	67.10%
Weighted Average Indexed LTV (Nationwide HPI) *onwide HPI)*	63.40%		Original Loan and Indexed Original Valuation	65.24%
Weighted Average Remaining Term	17.13	Years

Product Type Analysis	£000's	%
Variable Rate	19,838,757	37.48%
Fixed Rate	17,737,373	33.51%
Tracker Rate	15,355,452	29.01%
	52,931,583	100.00%

As at 10 May 2010 approximately 17.68% of the loans were flexible loans
* These figures have been calculated on a new and improved valuation basis as per the Special Schedule issued along with the February, 2009 report. The latest AVM update was run in Q1 2010.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,223,533	6.09%
Interest Only	23,962,128	45.27%
Repayment	25,745,922	48.64%
	52,931,583	100.00%

As at 10 May 2010 approximately 35.67% of the loans were written under Santander's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	26,836,313	50.70%
Remortgage	26,095,270	49.30%
	52,931,583	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	18,720	1,771,818	3.35%
East Midlands	27,351	2,378,455	4.49%
Greater London	88,427	12,358,721	23.35%
North	20,317	1,472,754	2.78%
North West	59,715	4,885,006	9.23%
Scotland	30,238	2,209,962	4.18%
South East	134,903	16,339,935	30.87%
South West	41,582	4,280,035	8.09%
Wales	24,284	1,919,284	3.63%
West Midlands	31,473	2,733,877	5.16%
Yorkshire and Humberside	32,231	2,534,753	4.79%
Unknown	535	46,983	0.09%
Total	509,776	52,931,583	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

\
Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	41,822	1,518,563	2.87%	48.14
25.01 - 50.00	122,738	8,255,977	15.60%	51.87
50.01 - 75.00	196,805	22,806,366	43.09%	46.07
75.01 - 80.00	26,539	3,662,361	6.92%	45.93
80.01 - 85.00	43,839	6,722,342	12.70%	41.55
85.01 - 90.00	53,118	7,790,770	14.72%	44.95
90.01 - 95.00	24,915	2,175,204	4.11%	72.99
Total	509,776	52,931,583	100.00%	47.39

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	489,505	50,449,164	4,205	95.39%
1.00 - 1.99 months	9,607	1,192,167	7,516	2.25%
2.00 - 2.99 months	3,650	427,636	5,281	0.81%
3.00 - 3.99 months	2,021	241,897	4,173	0.46%
4.00 - 4.99 months	1,177	138,243	3,066	0.26%
5.00 - 5.99 months	816	96,622	2,556	0.18%
6.00 -11.99 months	2,039	235,380	8,828	0.45%
12 months and over	694	75,399	5,242	0.14%
Properties in Possession	267	32,243	1,965	0.06%
Total	509,776	52,888,751	42,832	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding 1	Funding 2	Seller
	£000's	£000's	£000's
Balance Brought Forward	9,349,984	27,755,742	16,831,687
Replenishment of Assets	0	0	0
Acquisition by Funding	0	0	0
Distribution of Principal Receipts	(269,527)	(800,098)	62,347
Allocation of Losses	(165)	(491)	(296)
Share of Capitalised Interest	416	1,236	748
Payment Re Capitalised Interest	(416)	(1,236)	1,652
Balance Carried Forward	9,080,292	26,955,153	16,896,138

Carried Forward Percentage	17.15477%	50.92452%	31.92071%

Minimum Seller Share	3,272,048	6.18%

Cash Accumulation Ledger
	Funding 1	Funding 2
	£000's	£000's
Brought Forward	3,415,272	503,088
Additional Amounts Accumulated	269,692	800,589
Payment of Notes	(2,564,465)	(500,000)
Carried Forward	1,120,499	803,677

Target Balance	1,192,774	900,000	payable on 15th July 2010
	-	-
	-	-
	-	-
	1,192,774	900,000

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
	Funding 1	Funding 2
Quarter to 15/4/2010	1.0319%	0.9799%
Quarter to 15/1/2010	0.8056%	0.7652%
Quarter to 15/10/2009	0.7393%	0.8447%
Quarter to 15/07/2009	1.3506%	0.0000%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Funding 1 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/4/2010	£400,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/4/2010	£400,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.92%	0.00%	0.00%	0.00%
Percentage of Funding Share	4.41%	0.00%	0.00%	0.00%

Funding 2 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/4/2010	£1,000,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/4/2010	£1,000,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.60%	0.00%	0.00%	0.00%
Percentage of Funding Share	3.71%	0.00%	0.00%	0.00%

Notes Outstanding
	Funding 1		Funding 2
	£000's	Enhancement	£000's	Enhancement
AAA Notes Outstanding	9,508,876	10.70%	25,657,830	11.17%
AA Notes Outstanding	263,485	8.12%	944,000	7.77%
A Notes Outstanding	140,656	6.74%	247,000	6.88%
BBB Notes Outstanding	287,264	3.92%	720,000	4.29%
BB Notes Outstanding	0	3.92%	190,000	3.60%
Total	10,200,281		27,758,830

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	244	32,568
Repossessed in Period	76	9,295
Sold in Period	(53)	(7,655)
Carried Forward	267	34,208

	Cumulative
	Number	£000's
Repossessed to date	3,725	419,045
Sold to date	(3,458)	(384,837)
Carried Forward	267	34,208

Repossession Sales Information
Average time Possession to Sale	113	Days
Average arrears at time of Sale	£7,608

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £50bn for two consecutive distribution dates.

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@santander.co.uk
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	0.65094%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	0.65094%	1.75%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	0.65094%	0.09%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	0.30281%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	0.65094%	0.09%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	0.30281%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	0.64400%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	0.65094%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	0.64400%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	0.65094%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	0.64400%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	0.65094%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	0.64400%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	0.65094%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	0.30281%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	0.64400%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	0.65094%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	0.64400%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	0.65094%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	0.64400%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	0.65094%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	0.64400%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	0.65094%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	0.30281%	0.10%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	0.30281%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	0.64400%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	0.65094%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	0.30281%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	0.64400%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	0.65094%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	0.30281%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	0.64400%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	0.65094%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	0.30281%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	0.64400%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	0.65094%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	0.30281%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	1.42600%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	1.24700%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	1.23600%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	0.65094%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	0.65094%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	0.65094%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	1.23600%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	1.22600%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	1.42600%	0.12%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	1.24700%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	0.65094%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	0.65094%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	0.65094%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£900,000,000	0.65094%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	0.65094%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	0.30281%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	0.65094%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	0.65094%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	0.65094%	0.90%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	1,018	-	-	-	-	-	-	-
07Q1	-	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	771	-	-	-	-
08Q2	-	-	388	-	600	715	-	-	-
08Q3	-	-	388	-	-	715	-	-	-
08Q4	-	1,272	-	-	-	-	-	-	-
09Q1	-	-	-	-	-	-	-	-	-
09Q2	-	-	342	-	-	-	-	-	-
09Q3	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	397	-	-	-	-	-
10Q1	-	453	-	-	386	-	-	-	600
10Q2	-	453	-	-	386	1,664	-	-	500

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
10Q2	-	-	-	-	-	-	-	-	-
10Q3	250	600	-	-	-	-	-	-	900
10Q4	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 April 2010 to 10 May 2010

All values are in thousands of pounds sterling unless otherwise stated